Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Interest and similar income		£ 6,403	£ 5,780
Interest expense and similar charges		(4,034)	(3,586)
Net interest income		2,369	2,194
Fee and commission income		401	363
Fee and commission expense		(219)	(219)
Net fee and commission income		182	144
Other operating income		31	13
Regulatory fees and levies	[1]	(83)	(93)
Net operating income	[1]	2,499	2,258
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,339)	(1,315)
Credit impairment charges		(277)	(105)
Restructuring and specific provisions	[1]	(366)	(92)
Total credit impairment charges, restructuring and specific provisions		(643)	(197)
Profit before tax		517	746
Tax on profit		(143)	(195)
Profit after tax		£ 374	£ 551

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.